Note 16 - Inventories, net	12 Months Ended
Dec. 31, 2025
Note 16 - Inventories, net
Note 16 - Inventories, net
16        Inventories, net

	Year ended December 31,
	2025	2024
Finished goods	1,479,289	1,332,646
Goods in process	875,413	993,294
Raw materials	445,673	504,124
Supplies	696,974	712,059
Goods in transit	334,711	370,993
	3,832,060	3,913,116
Allowance for obsolescence, see note 25 (i)	(230,002)	(203,174)
	3,602,058	3,709,942